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                UNITED STATES                -----------------------------------
     SECURITIES AND EXCHANGE COMMISSION           OMB APPROVAL
           Washington, D.C. 20549            -----------------------------------
                                             OMB Number:    3235-0456
                 FORM 24F-2                  Expires:    July 31, 2006
      Annual Notice of Securities Sold       Estimated average burden
           Pursuant to Rule 24f-2            hours per response........ 1
                                             -----------------------------------

  Read instructions at end of Form before preparing Form. Please print or type.

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1. Name and address of issuer:

                            HSBC ADVISOR FUNDS TRUST
                            3435 STELZER ROAD
                            COLUMBUS, OHIO 43219

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2.

     The name of each series or class of funds for which this Form is filed
      (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):
                                      [ X ]

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3. Investment Company Act File Number:          811-07583
   Securities Act File Number:                  333-02205


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4(a). Last day of the fiscal year for which this notice is filed:

                            October 31, 2005

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4(b). [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the form is being filed late, Interest must be paid on the registration fee due.

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4(c). [ ] Check box if this is the last time the issuer will be filing this
Form.

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
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5. Calculation of registration fee:

         (i)   Aggregate sale price of securities sold during the fiscal
                 year pursuant to section 24(f):                                                                 $95,943,429
                                                                                                             ---------------

         (ii)   Aggregate price of securities redeemed or repurchased
                  during the fiscal year:                                                 $233,871,017
                                                                                       ---------------

         (iii)  Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier
                  than October 11, 1995 that were not previously used to
                  reduce registration fees payable to the Commission.                     $289,339,224
                                                                                       ---------------

         (iv)   Total available redemption credits [Add items 5(ii) and 5(iii)]:                                $523,210,241
                                                                                                             ---------------

         (v)    Net Sales - If item 5(i) is greater than item 5(iv)
                  [subtract Item 5(iv) from Item 5(i) ]                                                        ($427,266,812)
                                                                                                             ---------------

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         (vi)   Redemption credits available for use in future years - if                 (427,266,812)
                Item 5(i) is less than Item 5 (iv) [ subtract Item 5(iv) from          ---------------
                Item 5(i)]:
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         (vii) Multiplier for determining registration fee  (See Instruction C.9):                                  0.000107
                                                                                                             ---------------

         (viii) Registration fee due [multiply Item 5(v) by Item 5(vii):                                    =          $0.00
                  (enter "0" if no fee is due):                                                              ---------------

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6.    Prepaid shares
                If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of recession of rule 24e-2], then report the amount of securities (number of shares or other units) deducted here: __________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: __________.

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7.      Interest due.-- if this Form is being filed more than 90 days after the end of the issuers fiscal year
              (see Instruction D):
                                                                                                                          $0
                  (enter "0" if no fee is due):                                                              ---------------

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8. Total of amount of the registration fee due plus any interest due [ Line
5(viii) plus line 7].
                                                                                                                       $0.00
                                                                                                             ===============

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9. Date the registration fee and any interest payment was sent to the
Commission's lockbox depository:

              --------------


              Method of Delivery:
                                       [X]  Wire Transfer
                                       [ ]  Mail or other means

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                                   SIGNATURES

         This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



         By (Signature and Title)*      /s/ Troy Sheets
                                        ----------------------------------------

                                        Troy Sheets, Treasurer
                                        ----------------------------------------


Date        1/27/2005
     ----------------------------

         * Please print the name and title of the signing officer below the signature.

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